UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.8%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$650	$695,416
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,000	1,671,600
		2,367,016
Arizona — 1.5%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,750	1,789,462
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,300	1,343,953
5.00%, 10/01/29	925	947,376
		4,080,791
California — 17.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25 (a)	7,150	5,848,700
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC) (b):
5.18%, 8/01/37	2,100	354,963
4.87%, 8/01/38	4,800	756,336
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	500	505,675
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,068,260
California State University, RB, System Wide, Series A, 5.50%, 11/01/39	1,000	1,023,340
City of San Jose California, RB, Series A-1, AMT, 5.75%, 3/01/34	700	693,840
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/13 (a)	1,800	1,579,752
East Side Union High School District, GO, CAB (AGM), 4.92%, 8/01/29 (b)	15,000	4,643,100

Municipal Bonds	Par (000)	Value
California (continued)
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/28	$4,000	$4,195,800
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	2,770	2,898,195
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	800	805,624
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,200	2,255,000
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	2,600	2,654,522
5.00%, 10/01/36	1,475	1,487,272
Monterey Peninsula Community College District, GO, CAB, Series C (AGM), 5.08%, 8/01/28 (b)	11,975	4,163,468
Palm Springs Financing Authority, Refunding RB, Convention Center Project, Series A (NPFGC), 5.50%, 11/01/29	2,900	2,947,299
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	2,000	2,000,400
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	1,250	1,061,037
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	1,600	1,624,960
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	2,015	2,035,553
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 6.85%, 7/01/38 (b)	1,400	251,468
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	575	629,815
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	603,756

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Radian	Radian Group, Inc.
RB	Revenue Bonds
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Marcos Unified School District, GO, Election of 2010, Series A (concluded):
5.00%, 8/01/38	$490	$487,124
State of California, GO, 5.13%, 6/01/27	20	20,011
Turlock Irrigation District, Refunding RB, 5.50%, 1/01/41 (c)	750	772,755
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	2,025	2,082,652
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 6.55%, 8/01/36 (b)	2,000	372,980
		49,823,657
Colorado — 1.1%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian):
5.50%, 12/01/27	200	188,468
5.50%, 12/01/33	675	612,164
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC), 5.63%, 9/01/32 (b)	5,500	1,217,425
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	1,000	1,040,220
		3,058,277
Florida — 19.5%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,425,130
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	8,600	8,630,272
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,434,560
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	582,709
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,267,972
Miami-Dade County, RB:
Jackson Health System (AGC), 5.63%, 6/01/34	1,000	1,017,340
Water & Sewer System (AGM), 5.00%, 10/01/39	6,900	6,975,417
Miami-Dade County, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	12,550	11,306,922
Miami-Dade County Expressway Authority, RB, Series A (AGC), 5.00%, 7/01/35	3,225	3,224,871
Miami-Dade County School Board, COP, RB, Series B (AGC), 5.25%, 5/01/31	725	748,642

Municipal Bonds	Par (000)	Value
Florida (concluded)
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	$3,400	$3,513,288
(NPFGC), 5.00%, 8/01/31	9,000	9,023,670
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	252,613
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	1,800	1,899,612
		54,303,018
Georgia — 0.3%
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	730	737,899
Illinois — 20.2%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,500	2,601,375
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	500	511,545
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	5,200	5,360,628
(Syncora), 6.00%, 1/01/29	2,200	2,245,980
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 5.90%, 1/01/31 (b)	8,370	2,457,683
City of Chicago Illinois, GO, Refunding, Series A (AGM), 5.00%, 1/01/25	5,000	5,137,400
City of Chicago Illinois, RB, Series A:
(AGC), 5.00%, 1/01/38	4,000	3,994,000
Third Lien, O’Hare International Airport, 5.75%, 1/01/39	2,000	2,087,080
County of Cook Illinois, GO, Capital, Improvement, Series C (AMBAC), 5.50%, 11/15/12 (d)	2,460	2,624,451
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	393,964
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	2,070	2,099,974
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	19,675	19,992,948
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 6.01%, 12/15/36 (b)	10,000	2,077,000
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM) (b):
5.83%, 6/15/27	1,125	467,336
6.25%, 6/15/44	2,980	373,185

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	$575	$592,164
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,181,000
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,125	1,141,594
		56,339,307
Indiana — 1.5%
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	350	357,182
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,000	2,105,900
(AGC), 5.50%, 1/01/38	1,575	1,647,104
		4,110,186
Iowa — 1.8%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	4,925	5,093,731
Kentucky — 0.8%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,116,840
Louisiana — 0.5%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,276,109
Massachusetts — 8.6%
Massachusetts HFA, RB, AMT, Rental Mortgage, Series F (AGM), 5.25%, 1/01/46	15,550	15,354,070
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	5,000	4,819,550
5.35%, 12/01/42	975	948,929
Massachusetts Water Resources Authority, Refunding RB, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,786,103
		23,908,652
Michigan — 9.8%
City of Detroit Michigan, RB, Second Lien:
Series B (AGM), 6.25%, 7/01/36	350	381,178
Series B (AGM), 7.00%, 7/01/36	200	229,554
System, Series A (BHAC), 5.50%, 7/01/36	5,500	5,623,475
System, Series B (NPFGC), 5.00%, 7/01/36	3,000	2,759,580
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,200	2,312,508
Series D (NPFGC), 5.00%, 7/01/28	4,000	3,836,640
Series D (NPFGC), 5.00%, 7/01/33	1,000	946,460

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	$375	$376,804
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	1,700	1,801,252
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,000	1,005,730
Michigan State Building Authority, Refunding RB, Facilities Project:
Series I-A, 5.38%, 10/15/41	600	604,404
Series II-A (AGM), 5.25%, 10/15/36	1,900	1,916,283
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	900	903,681
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, AMT (Syncora):
Series A, 5.50%, 6/01/30	1,000	983,800
Series C, 5.45%, 12/15/32	3,900	3,761,433
		27,442,782
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,800	1,960,888
Nevada — 3.5%
City of Carson City Nevada, RB, Carson-Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	2,800	2,556,344
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	1,700	1,709,112
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,500	1,507,215
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	2,700	2,643,381
System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,275	1,325,656
		9,741,708
New Jersey — 7.2%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/31	85	80,004
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	8,200	8,337,186
School Facilities Construction, Series O, 5.13%, 3/01/28	2,650	2,701,569
School Facilities Construction, Series P, 5.13%, 9/01/28	4,000	4,087,760
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1 (AGM), 5.50%, 9/01/25	2,000	2,202,520

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT:
5.50%, 12/01/25	$500	$513,855
5.50%, 12/01/26	350	356,884
5.75%, 12/01/28	200	204,836
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (NPFGC), 5.75%, 6/15/25	1,400	1,588,412
		20,073,026
New York — 1.2%
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	3,035	3,229,452
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	2,020	1,717,141
Ohio — 0.5%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460	511,428
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	900	884,205
		1,395,633
Pennsylvania — 2.0%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	1,340	1,344,703
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund:
6.00%, 12/01/36	500	557,040
5.50%, 12/01/41	2,245	2,374,133
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	1,300	1,370,382
		5,646,258
Puerto Rico — 1.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,000	3,218,280
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.73%, 8/01/41 (b)	10,000	1,427,100

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB (concluded):
First Sub-Series C, 6.00%, 8/01/39	$725	$760,967
		5,406,347
South Carolina — 1.3%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	100	104,178
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,485,732
		3,589,910
Texas — 9.3%
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A, AMT (NPFGC), 5.50%, 11/01/33	5,000	4,986,800
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (b)	3,915	2,172,003
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,173,100
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,065	1,109,943
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,530,730
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	2,415	2,603,418
System (NPFGC), 5.75%, 1/01/40	3,600	3,626,676
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.75%, 8/15/38	4,800	4,810,416
		26,013,086
Vermont — 0.8%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (e)	2,155	2,197,346
Virginia — 0.4%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,225	1,225,453
Washington — 1.8%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,400	1,433,866
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	1,000	986,540
5.25%, 10/01/39	550	556,067

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series D (AGM), 5.25%, 10/01/33	$2,000	$2,047,420
		5,023,893
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,200	1,211,268
Froedtert & Community Health, 5.25%, 4/01/39	2,000	2,007,360
		3,218,628
Total Municipal Bonds – 116.6%		325,097,034

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 0.4%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,039,050
California — 6.2%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	3,808	3,817,194
Los Angeles Community College District California, GO, Series A:
Election of 2001 (NPFGC), 5.00% 8/01/32	4,330	4,433,660
Election of 2008, 6.00%, 8/01/33	1,699	1,893,140
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	2,299	2,319,081
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	378,107
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	3,030	3,094,175
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	1,320	1,360,696
		17,296,053
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	780	804,496
District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	855	953,470

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
District of Columbia (concluded)
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	$1,580	$1,812,503
		2,765,973
Florida — 5.7%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/37	4,000	4,033,520
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	4,459,056
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,189	1,221,981
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	4,000	3,999,680
Miami-Dade County Expressway Authority, RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,099,916
		15,814,153
Georgia — 7.2%
City of Atlanta Georgia, RB, General (AGM):
Series B, 5.25%, 1/01/33	4,999	5,056,630
Subordinate Lien, Series C, 5.00%, 1/01/33	15,000	15,064,050
		20,120,680
Hawaii — 1.8%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	5,000	5,079,900
Illinois — 7.8%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	2,549	2,613,876
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	3,499	3,613,773
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A (NPFGC), 5.00%, 12/15/28	3,500	3,509,730
Regional Transportation Authority, RB (NPFGC), 6.50%, 7/01/26	10,000	12,035,615
		21,772,994
Louisiana — 1.7%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	4,600	4,650,048
Massachusetts — 2.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	7,195	7,477,122
Nevada — 1.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,298	3,553,757

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Nevada (concluded)
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	$1,574	$1,725,237
		5,278,994
New York — 1.2%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,153,917
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,005	1,106,405
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,200	1,264,512
		3,524,834
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	500	521,300
South Carolina — 2.7%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	2,725	2,850,459
5.25%, 12/01/29	2,425	2,527,820
5.25%, 12/01/30	880	914,839
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,125	1,198,204
		7,491,322
Texas — 4.7%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	2,020,270
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	5,250	5,500,162
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,121,720
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37	1,400	1,443,904
		13,086,056
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	311,112
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,250	1,254,323

		Value
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 46.0%		$128,288,410
Total Long-Term Investments (Cost – $453,961,694) – 162.6%		453,385,444

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	5,273,669	5,273,669
Total Short-Term Securities (Cost – $5,273,363) – 1.9%		5,273,669
Total Investments (Cost – $459,235,363*) – 164.5%		458,659,113
Other Assets Less Liabilities – 0.9%		2,449,378
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.6)%		(65,703,413)
AMPS Shares, at Redemption Value – (41.8)%		(116,584,141)
Net Assets Applicable to Common Shareholders – 100.0%		$278,820,937

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$393,556,340

Gross unrealized appreciation	$9,061,313
Gross unrealized depreciation	(9,637,563)
Net unrealized depreciation	$(576,250)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital	$772,755	$2,040

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Securities represent bonds transferred to a TOB trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	3,066,084	2,207,585	5,273,669	$798

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2011	6

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

(h)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
150	10-Year U.S.	Chicago	September	$18,379,637	$(473,488)
	Treasury	Board of	2011
	Note	Trade

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$453,385,444	—	$453,385,444
Short-Term Securities	$5,273,669	—	—	5,273,669
Total	$5,273,669	$453,385,444	—	$458,659,113

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(473,488)	—	—	$(473,488)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 26, 2011